CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents	¥ 2,156,133	$ 308,323	¥ 2,254,213
Restricted cash	1,717,773	245,638	1,638,479
Restricted term deposit	78,458	11,219	58,497
Short-term investments			80,000
Short-term financing receivables, net of allowance for credit losses of RMB102,124 and RMB198,694 as of December 31, 2024 and December 31, 2025, respectively	5,450,418	779,399	4,668,715
Short-term contract assets and receivables, net of allowance for credit losses of RMB409,590 and RMB259,054 as of December 31, 2024 and December 31, 2025, respectively	3,763,096	538,116	5,448,057
Deposits to insurance companies and guarantee companies	2,187,609	312,824	2,355,343
Prepayments and other current assets	2,858,054	408,696	1,321,340
Amounts due from related parties	84,531	12,088	61,722
Inventories, net	24,119	3,449	22,345
Total current assets	18,320,191	2,619,752	17,908,711
Non-current assets
Restricted cash	91,937	13,147	100,860
Long-term financing receivables, net of allowance for credit losses of RMB1,820 and RMB3,723 as of December 31, 2024 and December 31, 2025, respectively	167,378	23,935	112,427
Long-term contract assets and receivables, net of allowance for credit losses of RMB30,919 and RMB14,569 as of December 31, 2024 and December 31, 2025, respectively	317,496	45,401	317,402
Property, equipment and software, net	895,046	127,990	613,110
Land use rights, net	828,467	118,469	862,867
Long‑term investments	243,971	34,887	284,197
Deferred tax assets	1,763,235	252,139	1,540,842
Other assets, net of allowance of credit losses of RMB 231,446 and RMB 227,747 as of December 31, 2024 and December 31, 2025, respectively (including share subscription prepayment to related party of nil and RMB38,091 as of December 31, 2024 and December 31, 2025, respectively)	535,242	76,539	500,363
Total non-current assets	4,842,772	692,507	4,332,068
TOTAL ASSETS	23,162,963	3,312,259	22,240,779
Current liabilities
Accounts payable (including amounts of the consolidated VIEs of RMB72,698 and RMB99,703 as of December 31, 2024 and December 31, 2025, respectively)	101,178	14,468	74,443
Amounts due to related parties(including amounts of the consolidated VIEs of RMB10,927 and RMB8,708 as of December 31, 2024 and December 31, 2025, respectively)	8,708	1,245	10,927
Short-term borrowings and current portion of long-term borrowings (including amounts of the consolidated VIEs of RMB331,281 and RMB592,196 as of December 31, 2024 and December 31, 2025, respectively)	905,791	129,526	690,772
Short-term funding debts (including amounts of the consolidated VIEs of RMB2,754,454 and RMB2,440,685 as of December 31, 2024 and December 31, 2025, respectively)	2,440,685	349,013	2,754,454
Deferred guarantee income (including amounts of the consolidated VIEs of RMB786,793 and RMB968,405 as of December 31, 2024 and December 31, 2025, respectively)	1,305,911	186,743	975,102
Contingent guarantee liabilities (including amounts of the consolidated VIEs of RMB876,614 and RMB438,837 as of December 31, 2024 and December 31, 2025, respectively)	544,191	77,818	1,079,000
Accruals and other current liabilities(including amounts of the consolidated VIEs of RMB2,790,265 and RMB3,655,306 as of December 31, 2024 and December 31, 2025, respectively)	4,371,484	625,110	4,019,676
Total current liabilities	9,677,948	1,383,923	9,604,374
Non-current liabilities
Long-term borrowings(including amounts of the consolidated VIEs of RMB585,024 and RMB566,015 as of December 31, 2024 and December 31, 2025, respectively)	566,015	80,939	585,024
Long-term funding debts (including amounts of the consolidated VIEs of RMB1,197,211 and RMB850,590 as of December 31, 2024 and December 31, 2025, respectively)	850,590	121,633	1,197,211
Deferred tax liabilities (including amounts of the consolidated VIEs of RMB63,164 and RMB103,470 as of December 31, 2024 and December 31, 2025, respectively)	105,212	15,045	91,380
Other long-term liabilities(including amounts of the consolidated VIEs of RMB15,646 and RMB4,591 as of December 31, 2024 and December 31, 2025, respectively)	10,567	1,511	22,784
Total non-current liabilities	1,532,384	219,128	1,896,399
TOTAL LIABILITIES	11,210,332	1,603,051	11,500,773
Shareholders' equity:
Treasury stock (44,369,636 and 51,843,198 shares as of December 31, 2024 and 2025, respectively)	(493,846)	(70,619)	(328,764)
Additional paid-in capital	3,396,667	485,717	3,314,866
Statutory reserves	1,260,923	180,310	1,178,309
Accumulated other comprehensive loss	(27,597)	(3,946)	(29,559)
Retained earnings	7,816,234	1,117,707	6,604,908
Total shareholders equity	11,952,631	1,709,208	10,740,006
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	23,162,963	3,312,259	22,240,779
Class A Ordinary Shares
Shareholders' equity:
Ordinary shares	209	32	205
Class B Ordinary Shares
Shareholders' equity:
Ordinary shares	¥ 41	$ 7	¥ 41